UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22585

Tortoise Pipeline & Energy Fund, Inc.
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

Terry C. Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2013 - June 30, 2014

Item 1. Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Enterprise Products Partners L.P.	9/30/2013	293792107	EPD	Proposal to approve the amendment and restatement of the 2008 Enterprise Products long-term incentive plan	For	For	Issuer

				Proposal to approve the amendment and restatement of the EPD unit purchase plan	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Spectra Energy Corp	4/15/2014	847560109	SE	Election of Director: Gregory L. Ebel	For	For	Issuer
				Election of Director: Austin A. Adams	For	For	Issuer
				Election of Director: Joseph Alvarado	For	For	Issuer
				Election of Director: Pamela L. Carter	For	For	Issuer
				Election of Director: Clarence P. Cazalot, Jr.	For	For	Issuer
				Election of Director: F. Anthony Comper	For	For	Issuer
				Election of Director: Peter B. Hamilton	For	For	Issuer
				Election of Director: Michael McShane	For	For	Issuer
				Election of Director: Michael G. Morris	For	For	Issuer
				Election of Director: Michael E. J. Phelps	For	For	Issuer

				Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's independent registered public accounting firm for fiscal year 2014	For	For	Issuer

				An advisory resolution to approve executive compensation	For	For	Issuer

				Shareholder proposal concerning disclosure of political contributions	Against	For	Shareholder

				Shareholder proposal concerning methane emissions target	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Noble Energy, Inc.	4/22/2014	655044105	NBL	Election of Director: Jeffrey L. Berenson	For	For	Issuer
				Election of Director: Michael A. Cawley	For	For	Issuer
				Election of Director: Edward F. Cox	For	For	Issuer
				Election of Director: Charles D. Davidson	For	For	Issuer
				Election of Director: Thomas J. Edelman	For	For	Issuer
				Election of Director: Eric P. Grubman	For	For	Issuer
				Election of Director: Kirby L. Hedrick	For	For	Issuer
				Election of Director: Scott D. Urban	For	For	Issuer
				Election of Director: William T. van Kleef	For	For	Issuer
				Election of Director: Molly K. Williamson	For	For	Issuer

				To ratify the appointment of KPMG LLP as the company's independent auditor	For	For	Issuer

				To approve, in a non-binding advisory vote, the compensation of the company's named executive officers	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Magellan Midstream Partners, L.P.	4/24/2014	559080106	MMP	Election of the following nominees: 1. James C. Kempner 2. Michael N. Mears 3. James R. Montague	For	For	Issuer

				Advisory resolution to approve executive compensation	For	For	Issuer

				Ratification of appointment of independent auditor	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Centerpoint Energy, Inc.	4/24/2014	15189T107	CNP	Election of Director: Milton Carroll	For	For	Issuer
				Election of Director: Michael P. Johnson	For	For	Issuer
				Election of Director: Janiece M. Longoria	For	For	Issuer
				Election of Director: Scott J. McLean	For	For	Issuer
				Election of Director: Scott M. Prochazka	For	For	Issuer
				Election of Director: Susan O. Rheney	For	For	Issuer
				Election of Director: Phillip R. Smith	For	For	Issuer
				Election of Director: R.A. Walker	For	For	Issuer
				Election of Director: Peter S. Wareing	For	For	Issuer

				Ratify the appointment of Deloitte & Touche LLP as independent auditors for 2014	For	For	Issuer

				Approve the advisory resolution on executive compensation	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Marathon Oil Corp	4/30/2014	565849106	MRO	Election of Director: Gregory H. Boyce	For	For	Issuer
				Election of Director: Pierre Brondeau	For	For	Issuer
				Election of Director: Linda Z. Cook	For	For	Issuer
				Election of Director: Chadwick C. Deaton	For	For	Issuer
				Election of Director: Shirley Ann Jackson	For	For	Issuer
				Election of Director: Philip Lader	For	For	Issuer
				Election of Director: Michael E.J. Phelps	For	For	Issuer
				Election of Director: Dennis H. Reilley	For	For	Issuer
				Election of Director: Lee M. Tillman	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the independent auditor for 2014	For	For	Issuer

				Board proposal for a non-binding advisory vote to approve named executive officer compensation	For	For	Issuer

				Shareholder proposal seeking a report regarding the company's lobbying activities, policies and procedures	Against	For	Shareholder

				Shareholder proposal seeking a report regarding the company's methane emissions	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Cabot Oil & Gas Corporation	5/1/2014	127097103	COG	Election of Director: Dan O. Dinges	For	For	Issuer
				Election of Director: James R. Gibbs	For	For	Issuer
				Election of Director: Robert L. Keiser	For	For	Issuer
				Election of Director: W. Matt Ralls	For	For	Issuer

				To ratify the appointment of the firm PricewaterhouseCoopers LLP as the independent registered public accounting firm for the company for its 2014 fiscal year	For	For	Issuer

				To approve, by non-binding advisory vote, the compensation of the company's named executive officers	For	For	Issuer

				To approve an amendment to the company's Certificate of Incorporation to increase the number of authorized shares of Common Stock of the Company	For	For	Issuer

				To approve the Cabot Oil & Gas Corporation 2014 Incentive Plan	For	For	Issuer

				To consider a shareholder proposal to provide a report on the company's political contributions.	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
EOG Resources, Inc.	5/1/2014	26875P101	EOG	Election of Director: Janet F. Clark	For	For	Issuer
				Election of Director: Charles R. Crisp	For	For	Issuer
				Election of Director: James C. Day	For	For	Issuer
				Election of Director: Mark G. Papa	For	For	Issuer
				Election of Director: H. Leighton Steward	For	For	Issuer
				Election of Director: Donald F. Textor	For	For	Issuer
				Election of Director: William R. Thomas	For	For	Issuer
				Election of Director: Frank G. Wisner	For	For	Issuer

To ratify the appointment by the audit committee of the Board of Directors of Deloitte & Touche LLP, independent registered public accounting firm, as auditors for the company for the year ending December 31, 2014
					For	For	Issuer

				To approve, by non-binding vote, the compensation of the company's named executive officers	For	For	Issuer

				Stockholder proposal concerning quantitative risk management reporting for hydraulic fracturing operations, if properly presented	Against	For	Shareholder

				Stockholder proposal concerning a methane emissions report, if properly presented	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Transcanada Corporation	5/2/2014	89353D107	TRP
Election of Directors:
1. Kevin E. Benson
2. Derek H. Burney
3. Paule Gauthier
4. Russell K. Girling
5. S. Barry Jackson
6. Paula Rosput Reynolds
7. John Richels
8. Mary Pat Salomone
9. D. Michael G. Stewart
10. Siim A. Vanaselja
11. Richard E. Waugh
					For	For	Issuer

				Resolution to appoint KPMG LLP, chartered accountants as auditors and authorize the directors to fix their remuneration	For	For	Issuer

				Resolution to accept TransCanada Corporation's approach to executive compensation, as described in the management information circular	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Occidental Petroleum Corporation	5/2/2014	674599105	OXY	Election of Director: Spencer Abraham	For	For	Issuer
				Election of Director: Howard I. Atkins	For	For	Issuer
				Election of Director: Eugene L. Batchelder	For	For	Issuer
				Election of Director: Stephen I. Chazen	For	For	Issuer
				Election of Director: Edward P. Djerejian	For	For	Issuer
				Election of Director: John E. Feick	For	For	Issuer
				Election of Director: Margaret M. Foran	For	For	Issuer
				Election of Director: Carlos M. Gutierrez	For	For	Issuer
				Election of Director: William R. Klesse	For	For	Issuer
				Election of Director: Avedick B. Poladian	For	For	Issuer
				Election of Director: Elisse B. Walter	For	For	Issuer

				One-Year Waiver of Director Age Restriction for Edward P. Djerejian, an Independent Director	For	For	Issuer

				Advisory vote approving executive compensation	For	For	Issuer

				Ability of stockholders to act by written consent	For	For	Issuer

				Separation of the Roles of the Chairman of the Board and the Chief Executive Officer	For	For	Issuer

				Ratification of Independent Auditors	For	For	Issuer

				Executives to Retain Significant Stock	Against	For	Shareholder

				Review Lobbying at Federal, State, Local levels	Against	For	Shareholder

				Quantitative Risk Management Reporting for Hydraulic Fracturing Operations	Against	For	Shareholder

				Fugitive Methane Emissions and Flaring Report	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Whiting Petroleum Corporation	5/6/2014	966387102	WLL	Election of Directors: 1. D. Sherwin Artus 2. Philip E. Doty	For	For	Issuer

				Approval of Advisory Resolution on Compensation of Named Executive Officers	For	For	Issuer

				Ratification of appointment of Deloitte & Touche LLP as the independent registered public accounting firm for 2014	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
NRG Yield, Inc.	5/6/2014	62942X108	NYLD	Election of Directors: 1. David Crane 2. John F. Chlebowski 3. Kirkland B. Andrews 4. Brian R. Ford 5. Mauricio Gutierrez 6. Ferrell P. McClean 7. Christopher S. Sotos	For	For	Issuer

				To ratify the appointment of KPMG LLP as NRG Yield's independent registered public accounting firm for the 2014 fiscal year.	For	For	Issuer

Company Name	Meeting Date	ISIN	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Keyera Corp	5/6/2014	CA4932711001	KEY CA	To appoint Deloitte & Touche LLP as auditors of Keyera for a term expiring at the close of the next annual meeting of shareholders	For	For	Issuer

				Election of Director: James V. Bertram	For	For	Issuer
				Election of Director: Robert B. Catell	For	For	Issuer
				Election of Director: Douglas J. Haughey	For	For	Issuer
				Election of Director: Nancy M. Laird	For	For	Issuer
				Election of Director: Donald J. Nelson	For	For	Issuer
				Election of Director: H. Neil Nichols	For	For	Issuer
				Election of Director: Michael J. Norris	For	For	Issuer
				Election of Director: Thomas O'Connor	For	For	Issuer
				Election of Director: William R. Stedman	For	For	Issuer

On the ordinary resolution, the full text of which is set forth in the information circular published by Keyera in connection with the meeting (the "Circular"), to ratify, confirm and approve the renewal of the shareholder rights plan, all as more particularly described in the Circular under the heading "Matters to be Acted Upon at the Meeting"
					For	For	Issuer

On the advisory resolution, the full text of which is set forth in the Circular, with respect to Keyera's approach to executive compensation as more particularly described in the Circular under the headings "Matters to be Acted Upon at the Meeting" and "Compensation Discussion and Analysis", which advisory resolution shall not diminish the roles and responsibilities of the Board of Directors.
					For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Enbridge Inc.	5/7/2014	29250N105	ENB
Election of Directors:
1. David A. Arledge
2. James J. Blanchard
3. J. Lorne Braithwaite
4. J. Herb England
5. Charles W. Fischer
6. V. Maureen Kempston Darkes
7. David A. Leslie
8. Al Monaco
9. George K. Petty
10. Charles E. Shultz
11. Dan C. Tutcher
12. Catherine L. Williams
					For	For	Issuer

				Appoint PricewaterhouseCoopers LLP as auditors	For	For	Issuer

				Increase the number of shares reserved under the company's stock option plans	For	For	Issuer

				Amend, continue and approve the company's shareholder rights plan	For	For	Issuer

				Vote on approach to executive compensation. While this vote is non-binding, it gives shareholders an opportunity to provide important input to the board	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Hess Corporation	5/7/2014	42809H107	HES	Election of Director: T. J. Checki	For	For	Issuer
				Election of Director: E. E. Holiday	For	For	Issuer
				Election of Director: J. H. Mullin	For	For	Issuer
				Election of Director: J. H. Quigley	For	For	Issuer
				Election of Director: R. N. Wilson	For	For	Issuer

				Advisory approval of the compensation of the company's named executive officers.	For	For	Issuer

				Ratification of the selection of Ernst & Young LLP as independent auditors for fiscal year ending December 31, 2014	For	For	Issuer

				Elimination of 80% supermajority voting requirement in the company's restated certificate of incorporation and by-laws	For	For	Issuer

				Elimination of two-thirds supermajority voting requirement in the company's restated certificate of incorporation	For	For	Issuer

				Elimination of provision in the company's restated certificate of incorporation concerning $3.50 cumulative convertible preferred stock	For	For	Issuer

				Stockholder proposal recommending a report regarding carbon asset risk	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Newfield Exploration Company	5/9/2014	651290108	NFX	Election of Director: Lee K. Boothby	For	For	Issuer
				Election of Director: Pamela J. Gardner	For	For	Issuer
				Election of Director: John Randolph Kemp III	For	For	Issuer
				Election of Director: Steven W. Nance	For	For	Issuer
				Election of Director: Howard H. Newman	For	For	Issuer
				Election of Director: Thomas G. Ricks	For	For	Issuer
				Election of Director: Juanita M. Romans	For	For	Issuer
				Election of Director: John W. Schanck	For	For	Issuer
				Election of Director: C. E. (Chuck) Shultz	For	For	Issuer
				Election of Director: Richard K. Stoneburner	For	For	Issuer
				Election of Director: J. Terry Strange	For	For	Issuer

				Ratification of appointment of PricewaterhouseCoopers LLP as independent auditor for fiscal 2014	For	For	Issuer

				Advisory vote on named executive officer compensation	For	For	Issuer

Company Name	Meeting Date	ISIN	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Pembina Pipeline Corp	5/9/2014	CA7063271034	PPL CA
Election of Directors:
1. Grant D. Billing
2. Thomas W. Buchanan
3. Michael H. Dilger
4. Randall J. Findlay
5. Lorne B. Gordon
6. David M.B. LeGresley
7. Robert B. Michaleski
8. Leslie A. O'Donoghue
9. Jeffrey T. Smith
					For	For	Issuer

				To appoint KPMG LLP, Chartered Accountants, as the auditors of the corporation for the ensuing financial year at a remuneration to be fixed by management	For	For	Issuer

An ordinary resolution approving and authorizing the amendments to the stock option plan (the “Plan”) of Pembina Pipeline Corporation (“Pembina”) including an increase to the number of common shares reserved for issuance under the Plan, and an amendment to the individuals eligible to participate in the Plan, as more particularly described in the Information Circular and Proxy Statement of Pembina dated March 24. 2014
					For	For	Issuer

				To accept the approach to executive compensation as disclosed in the accompanying management proxy circular	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Nisource Inc	5/13/2014	65473P105	NI	Election of director: Richard A. Abdoo	For	For	Issuer
				Election of director: Aristides S. Candris	For	For	Issuer
				Election of director: Sigmund L. Cornelius	For	For	Issuer
				Election of director: Michael E. Jesanis	For	For	Issuer
				Election of director: Marty R. Kittrell	For	For	Issuer
				Election of director: W. Lee Nutter	For	For	Issuer
				Election of director: Deborah S. Parker	For	For	Issuer
				Election of director: Robert C. Skaggs Jr.	For	For	Issuer
				Election of director: Teresa A. Taylor	For	For	Issuer
				Election of director: Richard L. Thompson	For	For	Issuer
				Election of director: Carolyn Y. Woo	For	For	Issuer

				To consider advisory approval of executive compensation	For	For	Issuer

				To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accountants	For	For	Issuer

				To consider a stockholder proposal regarding reports on political contributions	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Anadarko Petroleum Corporation	5/13/2014	032511107	APC	Election of Director: Anthony R. Chase	For	For	Issuer
				Election of Director: Kevin P. Chilton	For	For	Issuer
				Election of Director: H. Paulett Eberhart	For	For	Issuer
				Election of Director: Peter J. Fluor	For	For	Issuer
				Election of Director: Richard L. George	For	For	Issuer
				Election of Director: Charles W. Goodyear	For	For	Issuer
				Election of Director: John R. Gordon	For	For	Issuer
				Election of Director: Eric D. Mullins	For	For	Issuer
				Election of Director: R.A. Walker	For	For	Issuer

				Ratification of appointment of KPMG LLP as independent auditor	For	For	Issuer

				Advisory vote to approve named executive officer compensation	For	For	Issuer

				Stockholder proposal - Report on political contributions	Against	For	Shareholder

				Stockholder proposal - Report on climate change risk	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Apache Corporation	5/15/2014	037411105	APA	Election of Director: G. Steven Farris	For	For	Issuer
				Election of Director: A.D. Frazier, Jr.	For	For	Issuer
				Election of Director: Amy H. Nelson	For	For	Issuer

				Ratification of Ernst & Young LLP as Apache's Independent Auditors	For	For	Issuer

				Advisory vote to approve the compensation of Apache's named executive officers	For	For	Issuer

				Approval of amendment to Apache's Restated Certificate of Incorporation to eliminate Apache's classified Board of Directors	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Carrizo Oil & Gas, Inc.	5/15/2014	144577103	CRZO	Election of the following nominees: 1. S.P. Johnson IV 2. Steven A. Webster 3. Thomas L. Carter, Jr. 4. Robert F. Fulton 5. F. Gardner Parker 6. Roger A. Ramsey 7. Frank A. Wojtek	For	For	Issuer

				To approve, on a non-binding advisory basis, the compensation of the company's named executive officers	For	For	Issuer

To approve the amendment and restatement of the incentive plan of Carrizo Oil & Gas, Inc. to authorize 3,577,500 additional shares for issuance, to affirm as modified the material terms of the performance goals and to make other changes to the incentive plan
					For	For	Issuer

				To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Kinder Morgan, Inc.	5/19/2014	49456B101	KMI
Election of following nominees:
1. Richard D. Kinder
2. Steven J. Kean
3. Anthony W. Hall, Jr.
4. Deborah A. Macdonald
5. Michael J. Miller
6. Michael C. Morgan
7. Fayez Sarofim
8. C. Park Shaper
9. Joel V. Staff
10. John M. Stokes
11. Robert F. Vagt
					For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for 2014	For	For	Issuer

				Stockholder proposal relating to a report on the company's response to climate change	Against	For	Shareholder

				Stockholder proposal relating to a report on methane emissions and pipeline maintenance	Against	For	Shareholder

				Stockholder proposal relating to an annual sustainability report	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Range Resources Corporation	5/20/2014	75281A109	RRC	Election of Director: Anthony V. Dub	For	For	Issuer
				Election of Director: V. Richard Eales	For	For	Issuer
				Election of Director: Allen Finkelson	For	For	Issuer
				Election of Director: James M. Funk	For	For	Issuer
				Election of Director: Jonathan S. Linker	For	For	Issuer
				Election of Director: Mary Ralph Lowe	For	For	Issuer
				Election of Director: Kevin S. McCarthy	For	For	Issuer
				Election of Director: John H. Pinkerton	For	For	Issuer
				Election of Director: Jeffrey L. Ventura	For	For	Issuer

				A proposal to approve the compensation philosophy, policies, and procedures described in the Compensation Discussion and Analysis	For	For	Issuer

				To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm as of and for the fiscal year ending December 31, 2014	For	For	Issuer

				Stockholder proposal - A proposal requesting a report regarding fugitive methane emissions	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
ONEOK, Inc.	5/21/2014	682680103	OKE	Election of Director: James C. Day	For	For	Issuer
				Election of Director: Julie H. Edwards	For	For	Issuer
				Election of Director: William L. Ford	For	For	Issuer
				Election of Director: John W. Gibson	For	For	Issuer
				Election of Director: Bert H. Mackie	For	For	Issuer
				Election of Director: Steven J. Malcolm	For	For	Issuer
				Election of Director: Jim W. Mogg	For	For	Issuer
				Election of Director: Pattye L. Moore	For	For	Issuer
				Election of Director: Gary D. Parker	For	For	Issuer
				Election of Director: Eduardo A. Rodriguez	For	For	Issuer
				Election of Director: Terry K. Spencer	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc.	For	For	Issuer

				An advisory vote to approve the company's executive compensation	For	For	Issuer

				A shareholder proposal regarding publication of a report on methane emissions	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Antero Resources Corporation	5/21/2014	03674X106	AR	Election of the following nominees: 1. Paul M. Rady 2. Glen C. Warren, Jr. 3. James R. Levy	For	For	Issuer

				To ratify the appointment of KPMG LLP as Antero Resources Corporation's independent registered public accounting firm for the year ending December 31, 2014	For	For	Issuer

				To approve the material terms of the performance goals under the Antero Resources Corporation Long-Term Incentive Plan	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
The Williams Companies, Inc	5/22/2014	969457100	WMB	Election of Director: Alan S. Armstrong	For	For	Issuer
				Election of Director: Joseph R. Cleveland	For	For	Issuer
				Election of Director: Kathleen B. Cooper	For	For	Issuer
				Election of Director: John A. Hagg	For	For	Issuer
				Election of Director: Juanita H. Hinshaw	For	For	Issuer
				Election of Director: Ralph Izzo	For	For	Issuer
				Election of Director: Frank T. Maclnnis	For	For	Issuer
				Election of Director: Eric W. Mandelblatt	For	For	Issuer
				Election of Director: Steven W. Nance	For	For	Issuer
				Election of Director: Murray D. Smith	For	For	Issuer
				Election of Director: Janice D. Stoney	For	For	Issuer
				Election of Director: Laura A. Sugg	For	For	Issuer

				Approval of the amendment to The Williams Companies, Inc. 2007 Incentive Plan	For	For	Issuer

				Approval of the amendment to The Williams Companies, Inc. 2007 Employee Stock Purchase Plan.	For	For	Issuer

				Ratification of Ernst & Young LLP as auditors for 2014.	For	For	Issuer

				Approval, by nonbinding advisory vote, of the Company's executive compensation.	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Continental Resources, Inc.	5/23/2014	212015101	CLR	Election of the following nominees: 1. David L. Boren 2. William B. Berry	For	For	Issuer

				Approval, by a non-binding vote, of the compensation of the named executive officers	For	For	Issuer

				Ratification of selection of Grant Thornton LLP as independent registered public accounting firm	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Pioneer Natural Resources	5/28/2014	723787107	PXD	Election of Director: Timothy L. Dove	For	For	Issuer
Company				Election of Director: Stacy P. Methvin	For	For	Issuer
				Election of Director: Charles E. Ramsey, Jr.	For	For	Issuer
				Election of Director: Frank A. Risch	For	For	Issuer
				Election of Director: Edison C. Buchanan	For	For	Issuer
				Election of Director: Larry R. Grillot	For	For	Issuer
				Election of Director: J. Kenneth Thompson	For	For	Issuer
				Election of Director: Jim A. Watson	For	For	Issuer

				Ratification of selection of independent registered public accounting firm	For	For	Issuer

				Advisory vote to approve executive officer compensation	For	For	Issuer

				Reapproval of the section 162(m) material terms under the 2006 Long-Term Incentive Plan	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corporation	5/29/2014	87612G101	TRGP	Election of Directors: 1. Charles R. Crisp 2. Laura C. Fulton 3. James W. Whalen	For	For	Issuer

				Ratification of selection of independent auditors	For	For	Issuer

				Advisory vote on executive compensation	For	For	Issuer

				Shareholder proposal regarding publication of a report on methane emissions	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Buckeye Partners, L.P.	6/3/2014	118230101	BPL	Election of the following nominees: 1. Forrest E. Wylie 2. Barbara J. Duganier 3. Joseph A. Lasala, Jr. 4. Martin A. White	For	For	Issuer

				The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2014	For	For	Issuer

				The approval, in an advisory vote, of the compensation of Buckeye's named executive officers as described in the proxy statement pursuant to Item 402 of regulation S-K	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Concho Resources Inc	6/5/2014	20605P101	CXO	Election of the following nominees: 1. Timothy A. Leach 2. William H. Easter III 3. John P. Surma	For	For	Issuer

				To ratify the selection of Grant Thornton LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2014	For	For	Issuer

				Advisory vote to approve executive officer compensation ("Say-on-Pay")	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Markwest Energy Partners	6/6/2014	570759100	MWE
Election of the following nominees:
1. Frank M. Semple
2. Donald D. Wolf
3. W.A. Bruckmann III
4. Michael L. Beatty
5. Charles K. Dempster
6. Donald C. Heppermann
7. Randall J. Larson
8. Anne E. Fox Mounsey
9. William P. Nicoletti
					For	For	Issuer

				To approve, on an advisory basis, the compensation of the partnership's named executive officers as described in the partnership's proxy statement for the 2014 annual meeting of common unitholders	For	For	Issuer

				Ratification of Deloitte & Touche LLP as the partnership's independent registered public accountants for the fiscal year ending December 31, 2014	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Chesapeake Energy Corporation	6/13/2014	165167107	CHK	Election of Director: Vincent J. Intrieri	For	For	Issuer
				Election of Director: Robert D. Lawler	For	For	Issuer
				Election of Director: John J. Lipinski	For	For	Issuer
				Election of Director: Frederic M. Poses	For	For	Issuer
				Election of Director: Archie W. Dunham	For	For	Issuer
				Election of Director: R. Brad Martin	For	For	Issuer
				Election of Director: Louis A. Raspino	For	For	Issuer
				Election of Director: Merrill A. "Pete" Miller, Jr.	For	For	Issuer
				Election of Director: Thomas L. Ryan	For	For	Issuer

				To approve an amendment to the company's Certificate of Incorporation to declassify the Board of Directors	For	For	Issuer

				To approve an amendment to the company's Certificate of Incorporation to increase the maximum number of Directors that may constitute the Board	For	For	Issuer

				To approve an amendment to the company's Bylaws to implement proxy access	For	For	Issuer

				To approve an amendment to the company's Certificate of Incorporation to eliminate supermajority voting requirements	For	For	Issuer

				An advisory vote to approve the company's named executive officer compensation	For	For	Issuer

				To adopt a new Long Term Incentive Plan	For	For	Issuer

				To ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE PIPELINE & ENERGY FUND, INC.

Date: August 27, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer